Exploration expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of exploration and evaluation expenses

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Geological and geophysical expenses	561	646	676

Total exploration expenses	561	646	676